iShares®

iShares Trust

Supplement dated June 11, 2026 to the currently effective

Statement of Additional Information (the “SAI”)

for the Funds listed in Appendix A (each, a “Fund” and collectively, the “Funds”)

Morningstar, Inc. (the “Index Provider”) has made certain changes to the methodology for the indexes that are tracked by the Funds with respect to float eligibility.

Effective immediately, the following is added to “The Morningstar Indexes” section of the SAI for each Fund:

Float Eligibility. A security must have a minimum 10% free float to be eligible for the Morningstar Target Market Exposure, Morningstar US Market Extended, and Morningstar Global Markets indexes. However, if a security does not meet the 10% minimum, it will still be eligible for inclusion if its float-adjusted market capitalization is at least twice the total market capitalization corresponding to the the breakpoint between the mid-capitalization and small-capitalization size segments for its economic region, as determined by the Index Provider. To calculate a security’s free float value, the Index Provider estimates the number of listed shares that it deems not to be available for trading in the market, using securities reports and other publicly available documents, and then subtracts that number from the total outstanding shares of the security.

Appendix A

Fund Name	Market Ticker

iShares Morningstar Growth ETF	ILCG

iShares Morningstar Mid-Cap ETF	IMCB

iShares Morningstar Mid-Cap Growth ETF	IMCG

iShares Morningstar Mid-Cap Value ETF	IMCV

iShares Morningstar Small-Cap ETF	ISCB

iShares Morningstar Small-Cap Growth ETF	ISCG

iShares Morningstar Small-Cap Value ETF	ISCV

iShares Morningstar U.S. Equity ETF	ILCB

iShares Morningstar Value ETF	ILCV

iShares International Dividend Growth ETF	IGRO

iShares Core High Dividend ETF	HDV

iShares Core Dividend ETF	DIVB

iShares Core Dividend Growth ETF	DGRO

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-IPO2-0626

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE